Stockholders' Equity and Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity and Stock-based Compensation (Tables) [Line Items]
Schedule of reserved shares of Class A common Stock for issuance for the following purposes
Series Seed preferred stock	28,538,853
Series Seed-1 preferred stock	3,563,412
Series Seed-2 preferred stock	4,751,218
Series A preferred stock	61,962,132
Series A-1 preferred stock	32,301,028
Options outstanding under stock incentive plan	21,060,965
Options outstanding outside of stock incentive plan	545,454
Option available for grant under stock incentive plan	21,284,453
Common stock warrants	1,250,000
Preferred stock warrants	2,596,303
Total	177,853,818

Series Seed preferred stock	42,298,151
Series Seed-1 preferred stock	3,563,412
Series Seed-2 preferred stock	4,751,218
Series A preferred stock	61,962,132
Series A-1 preferred stock	32,301,028
FF preferred common stock	20,000,000
Class B common stock	70,000,000
Options outstanding under stock incentive plan	29,358,286
Options outstanding outside of stock incentive plan	545,454
Option available for grant under stock incentive plan	14,243,904
Common stock warrants	1,250,000
Preferred stock warrants	774,527
Total	281,048,112

Schedule of stock-based compensation expense related to options
	Shares Available for Option Grants Under Plan	Options Outstanding Under Plan	Non-Plan Options	Total Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	14,243,904	29,358,286	545,454	29,903,740	$0.05	8.5	$130,563,848
Vested exercised	—	(1,256,772)	—	(1,256,772)
Forfeitures	7,040,549	(7,040,549)		(7,040,549)
Outstanding as of June 30, 2021	21,284,453	21,060,965	545,454	21,606,419	$0.06	6.8	$52,835,067
Exercisable as of June 30, 2021				11,556,046	$0.06	5.9	$28,276,913
Vested and expected to vest as of June 30, 2021				21,606,419	$0.06	6.8	$52,835,067

Schedule of stock-based compensation expense related to options
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development expenses	$65,783	$38,298	$133,688	$74,967
Selling, general and administrative expenses	2,278,371	128,835	7,978,316	193,709
	$2,344,154	$167,133	$8,112,004	$268,676

Schedule of Assumptions Used to Determine Fair Value of Options Granted
	Six Months Ended June 30,
	2021	2020
Expected term (in years)	N/A	5.12 – 6.07
Risk-free interest rate	N/A	0.34% – 1.35%
Expected volatility	N/A	34.00% – 45.68%
Dividend yield	N/A	0.00%
Fair value on grant date	N/A	$0.08 – $0.22

	December 30, 2019	January 1, 2019
Expected term (in years)	7.00	8.00
Risk-free interest rate	1.81%	2.59%
Expected volatility	32.97%	27.72%
Dividend yield	0.00%	0.00%

Schedule of preferred stock shares designated, issued, and outstanding
Preferred Stock	Shares Designated	Shares Issued and Outstanding	Liquidation Price	Dividend Rate
Series Seed Preferred	44,745,720	42,298,151	$0.21392	$0.01284
Series Seed-1 Preferred	3,563,412	3,563,412	$0.14031	$0.00842
Series Seed-2 Preferred	4,751,218	4,751,218	$0.10524	$0.00631
Series A Preferred	65,000,000	61,962,132	$0.29050	$0.01743
Series A-1 Preferred	32,301,028	32,301,028	$0.23240	$0.01394

Option Outside of Stock Plan [Member]
Stockholders' Equity and Stock-based Compensation (Tables) [Line Items]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
2019
Expected term (in years)	5.00
Risk-free interest rate	1.62%
Expected volatility	35.30%
Dividend yield	0.00%

Options and RSAs Under Stock Plans [Member]
Stockholders' Equity and Stock-based Compensation (Tables) [Line Items]
Schedule of stock-based compensation expense related to options
	Shares Available for Option Grants Under Plan	Options Outstanding Under Plan	Non-Plan Options	Total Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	19,325,958	9,500,000	—	9,500,000	$—	9.41	$375,000
Authorized for issuance	4,430,579	—	—	—	—
Granted	(15,098,969)	15,098,969	545,454	15,644,423	0.06
Outstanding as of December 31, 2019	8,657,568	24,598,969	545,454	25,144,423	0.04	9.12	681,779
Authorized for issuance	13,250,000				—
Granted	(15,137,861)	15,137,861	—	15,137,861	0.07
Vested exercised	—	(2,904,347)	—	(2,904,347)	0.03
Forfeitures	7,474,197	(7,474,197)	—	(7,474,197)	0.06
Outstanding as of December 31, 2020	14,243,904	29,358,286	545,454	29,903,740	$0.05	8.49	$130,563,848
Exercisable as of December 31, 2020				12,697,969	$0.04	8.09	$55,573,549
Vested and expected to vest as of December 31, 2020				29,903,740	$0.05	8.49	$130,563,848

Schedule of stock-based compensation expense related to options
	Year Ended December 31,
	2020	2019
Research and development expenses	$183,420	$39,153
Selling, general and administrative expenses	2,581,371	25,869
	$2,764,791	$65,022

Schedule of Assumptions Used to Determine Fair Value of Options Granted
	Year Ended December 31,
	2020	2019
Expected term (in years)	5.03 – 6.23	5.85 – 6.08
Risk-free interest rate	0.27% – 1.36%	2.45% – 2.54%
Expected volatility	34.00% – 51.78%	31.20% – 31.53%
Dividend yield	0.00%	0.00%
Fair value on grant date	$0.08 – $1.16	$0.02

Restricted Stock Awards [Member]
Stockholders' Equity and Stock-based Compensation (Tables) [Line Items]
Schedule of stock-based compensation expense related to options
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development expenses	$104	$763	$417	$2,499
Selling, general and administrative expenses	—	102	—	335
	$104	$865	$417	$2,834

Schedule of restricted stock awards
	Restricted Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted Average Remaining Vesting Period (in years)
Balance, December 31, 2020	$177,084	$0.01	0.70
Vested	$(62,500)	$0.01
Balance, June 30, 2021	$114,584	$0.01	0.84

	Restricted Shares	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Vesting Period (in years)
Balance, December 31, 2018	1,625,000	$0.01	2.57
Vested	(787,500)	0.01
Balance, December 31, 2019	837,500	0.01	1.91
Vested	(660,416)	0.01
Balance, December 31, 2020	177,084	$0.01	0.70

Schedule of computation of basic and diluted net income (loss) per share
Basic and Diluted Net Income (Loss) Per Share	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net income (loss)	$64,327,154	$(9,152,223)	$128,997,958	$(15,406,868)
Less:
Decrease in fair value of SAFE notes	(100,802,979)	—	(182,366,571)	—
Decrease in fair value of warrants and warrant amortization	(4,447,683)	—	(12,528,951)	—
Undistributed loss allocated to common stockholders for diluted net loss per share	$(40,923,508)	$(9,152,223)	$(65,897,564)	$(15,406,868)
Denominator:
Denominator for basic net income (loss) per share – weighted average shares outstanding	71,901,904	86,222,804	80,593,815	90,717,435
Dilutive preferred shares outstanding	131,116,643	—	131,116,643	—
Dilutive options and unvested stock units outstanding	20,634,514	—	20,813,808	—
Dilutive warrants outstanding	2,514,905	—	2,533,015	—
Dilutive SAFE notes outstanding (shares not reserved)	50,526,529	—	50,526,529	—
Denominator for diluted net income (loss) per share – adjusted weighted average shares outstanding	276,694,495	86,222,804	285,583,810	90,717,435

Net loss per share – diluted	$(0.15)	$(0.11)	$(0.23)	$(0.17)

Schedule of stock-based compensation expense related to options
	Year Ended December 31,
	2020	2019
Research and development expenses	$4,099	$5,373
Selling, general and administrative expenses	2,273	2,491
	$6,372	$7,864